Earnings Per Share	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Earnings Per Share [Line Items]
EARNINGS PER SHARE

NOTE 4. EARNINGS PER SHARE

Successor Period

Net income is allocated between the Company’s common shares and other participating securities based on their participation rights. The Company has determined that its Series A Preferred Stock represent participating securities and are a class of common stock. As such, the Company uses the two-class method of computing earnings per share. Under this method, net income (or loss) is allocated between the holders of common stock and the holders of the Series A Preferred Stock based on their respective participation rights. Given that holders of Series A Preferred Stock participate in net losses on a 1:1 basis with holders of common stock, the allocation of net losses under the two-class method is equivalent to the allocation of net losses that would result under the if-converted method. Consequently, there is no difference between basic and diluted net loss per share of common stock.

The following table sets forth the computations of basic and diluted loss per share of common stock and Series A Preferred Stock using the two-class method and the if-converted method, respectively, for the three and six months ended June 30, 2025.

	Successor
	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Basic shares:
Numerator:
Net loss	$(233)	$(26,026)
Undistributed loss allocated to Series A Preferred Stock	2	212
Net loss available to holders of common stock	$(231)	$(25,814)
Denominator:
Weighted average common stock outstanding – basic	121,476,215	121,476,215
Weighted average Series A Preferred Stock outstanding – basic	1,000,000	1,000,000
Basic loss per common stock	$(0.00)	$(0.21)
Basic loss per Series A Preferred Stock	$(0.00)	$(0.21)

Dilutive shares:
Numerator:
Undistributed loss allocated to common stock	$(231)	$(25,814)
Undistributed loss allocated to Series A Preferred Stock	(2)	(212)
Total undistributed loss	$(233)	$(26,026)
Denominator:
Weighted average common stock outstanding – basic	121,476,215	121,476,215
Add: dilutive securities
Series A Preferred Stock	1,000,000	1,000,000
Weighted average common stock outstanding – diluted	122,476,215	122,476,215
Weighted average Series A Preferred Stock outstanding – diluted	1,000,000	1,000,000
Diluted loss per common stock	$(0.00)	$(0.21)
Diluted loss per Series A Preferred Stock	$(0.00)	$(0.21)

For the three and six months ended June 30, 2025, the Company excluded the following potentially dilutive shares from the computation of diluted loss per common stock as the impact would have been anti-dilutive:

	Successor
	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Stock options(1)	—	2,914
Warrants(1)	—	106,451
Time-based RSUs	485,809	367,697
Contingently issuable RSUs	1,703,834	1,703,834
Contingently issuable Series A Preferred Stock dividend(2)	1,577,944	788,972

(1)	For the three months ended June 30, 2025, the stock options and warrants were out of the money.

(2)	See discussion of the Annual Dividend Amount in “Note 3. Stockholders’ Equity.”

Predecessor Period

Basic and diluted loss per common share for the three and six months ended June 30, 2024 (Predecessor) was calculated as follows:

	Predecessor
	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024
Basic shares:
Numerator:
Net loss available to common shares	$(5,450)	$(6,721)
Denominator:
Weighted average common shares outstanding – basic	5,024,802	5,024,802
Basic loss per common share	$(1.08)	$(1.34)

Dilutive shares from stock options	—	—
Weighted average common shares outstanding – diluted	5,024,802	5,024,802
Diluted loss per common share	$(1.08)	$(1.34)

For the three and six months ended June 30, 2024 (Predecessor), 187,335 and 185,327 potential dilutive shares, respectively, related to stock options were excluded from the computation of diluted loss per common share because their effect would have been anti-dilutive.

Additionally, the Company had outstanding stock options that were eligible to vest on achievement of certain market thresholds upon a change of control. For the three and six months ended June 30, 2024 (Predecessor), the contingently issuable potential shares were excluded from the computation of basic and diluted earnings per share as the contingency was not met as of the end of the reporting period. These excluded shares were as follows:

Outstanding as of June 30, 2024 (Predecessor)
Tranche B Options	180,828
Tranche C Options	55,872

Note 5. Earnings Per Share

Successor Period

For the Successor period, basic earnings per share of Common Stock excludes dilution and is computed by dividing net income (loss) by the weighted average number of shares of Common Stock outstanding during the period. The Company has determined that its Series A Preferred Stock are a class of common shares. Accordingly, the Company used the two-class method of computing earnings per share for Common Stock and Series A Preferred Stock according to participation rights in undistributed earnings. Under this method, net income (loss) is allocated on a pro rata basis to the holders of Common Stock and Series A Preferred Stock .

The following table sets forth the computation of basic and diluted earnings per share of Common Stock and Series A Preferred Stock using the two-class method. The application of the two-class method yields the same dilutive effects applying if-converted to the Series A Preferred Stock given 1:1 participation:

2024
Successor July 30 to December 31
Basic Shares:
Numerator:
Net loss	$(105,452)
Loss allocated to Series A Preferred Stock	861
Net loss allocated to holders of Common Stock	$(104,591)

Denominator:
Weighted average Common Stock outstanding – basic	121,454,845
Weighted average Series A Preferred Stock outstanding – basic	1,000,000
Basic loss per Common Stock	$(0.86)
Basic loss per Series A Preferred Stock	$(0.86)

Dilutive Shares:
Numerator:
Net loss allocated to holders of Common Stock	$(104,591)
Add back: Loss allocated to holders of Series A Preferred Stock	(861)
Net loss available to Common Stock	$(105,452)
Denominator:
Weighted average Common Stock outstanding – basic	121,454,845
Add: dilutive securities
Share Options	—
Warrants	—
Restricted Stock Units	—
Series A Preferred Stock	1,000,000
Weighted average Common Stock outstanding – diluted	122,454,845
Weighted average Series A Preferred Stock outstanding – diluted	1,000,000
Diluted loss per Common Stock	$(0.86)
Diluted loss per Series A Preferred Stock	$(0.86)

For the Successor period ended December 31, 2024, the Company excluded the following potential dilutive shares from the computation of the diluted earnings per share as the impact would be anti-dilutive: 125,000 Share Options, 18,264,876 Warrants and 1,605,000 shares of unvested RSUs.

Predecessor Period

Basic and diluted earnings per share for the period from January 1 to July 29, 2024 (Predecessor), and years ended December 31, 2023 and 2022 (Predecessor) were calculated as follows:

	2024	2023	2022
	Predecessor January 1 to July 29 (As Restated)	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Basic Shares:
Numerator:
Net income (loss)	$(15,703)	$(6,289)	$20,043
Net income (loss) available to Common Shares	$(15,703)	$(6,289)	$20,043

Denominator:
Weighted average Common Shares Outstanding – basic	5,024,802	5,024,802	5,026,061
Dilutive shares from stock options	—	—	67,663
Weighted average Common Shares outstanding – diluted	5,024,802	5,024,802	5,093,724
Basic income (loss) earnings per Common Share	$(3.13)	$(1.25)	$3.99
Diluted income (loss) earnings per Common Share	$(3.13)	$(1.25)	$3.93

For the Predecessor periods ended July 29, 2024, and December 31, 2023, 228,522 and 100,413 potential dilutive shares related to stock options were excluded from the computation of diluted earnings per share because their effect would be anti-dilutive.

Additionally, the Company had outstanding stock options that were eligible to vest on achievement of certain market thresholds on a change of control. For the Predecessor period ended July 29, 2024 and the years ended December 31, 2023 and 2022, the contingently issuable potential shares are excluded from the computation of basic and diluted earnings per share as the contingency was not met as of the end of each reporting period. These excluded shares are as follows:

	Outstanding as of
	July 29, 2024	December 31, 2023	December 31, 2022
Tranche B Options	180,828	186,933	169,843
Tranche C Options	55,872	55,872	55,872

NV5 Global, Inc. [Member]
Earnings Per Share [Line Items]
EARNINGS PER SHARE

Note 4 – Earnings per Share

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period, excluding unvested restricted shares. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The effect of potentially dilutive securities is not considered during periods of loss or if the effect is anti-dilutive.

On September 25, 2024, the Company announced a 4-for-1 forward split (the “Stock Split”) of its common stock, par value $0.01 per share (the “Common Stock”), to be effected through an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Amendment”). The Amendment also effected a proportionate increase in the number of shares of authorized Common Stock and became effective at 4:30 p.m. Eastern Time on October 9, 2024. As a result of the Stock Split, each holder of record of Common Stock as of the close of business on October 9, 2024 received three additional shares of Common Stock after the close of trading on October 10, 2024. Trading in the Common Stock commenced on a split-adjusted basis on October 11, 2024.

The weighted average number of shares outstanding in calculating basic earnings per share for the six months ended June 28, 2025 and June 29, 2024 exclude 2,949,231 and 2,931,424 non-vested restricted shares, respectively. During the three and six months ended June 28, 2025 there were 524,117 and 366,452 weighted average shares, respectively, which are not included in the calculation of diluted weighted average shares outstanding because their impact is anti-dilutive or their performance conditions have not been met. During the three and six months ended June 29, 2024 there were 37,419 and 23,334 weighted average shares, respectively, which are not included in the calculation of diluted weighted average shares outstanding because their impact is anti-dilutive or their performance conditions have not been met.

The following table represents a reconciliation of the net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share:

	Three Months Ended		Six Months Ended
	June 28, 2025	June 29, 2024	June 28, 2025	June 29, 2024
Numerator:
Net income – basic and diluted	$11,688	$5,394	$12,116	$5,471

Denominator:
Basic weighted average shares outstanding	62,646,073	61,451,298	62,449,380	61,259,951
Effect of dilutive non-vested restricted shares and units	1,107,115	1,136,662	1,021,517	1,268,103
Effect of issuable shares related to acquisitions	33,255	96,741	51,069	102,471
Diluted weighted average shares outstanding	63,786,443	62,684,701	63,521,966	62,630,525

Note 4 – Earnings per Share

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period, excluding unvested restricted shares. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The effect of potentially dilutive securities is not considered during periods of loss or if the effect is anti-dilutive.

The weighted average number of shares outstanding in calculating basic earnings per share during fiscal years 2024, 2023, and 2022 exclude 3,023,665, 2,757,440, and 2,970,686 non-vested restricted shares, respectively. During fiscal 2024, 2023, and 2022 there were 1,485, 77,160, and 103,918 weighted average securities which are not included in the calculation of diluted weighted average shares outstanding because their impact is anti-dilutive or their performance conditions have not been met.

The following table represents a reconciliation of the net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share during fiscal years 2024, 2023 and 2022:

	Fiscal Years Ended
	December 28, 2024	December 30, 2023	December 31, 2022
Numerator:
Net income – basic and diluted	$27,979	$43,724	$49,973

Denominator:
Basic weighted average shares outstanding	61,636,636	60,344,158	59,014,952
Effect of dilutive non-vested restricted shares and units	1,161,807	1,455,034	1,963,922
Effect of issuable shares related to acquisitions	80,630	98,109	61,867
Diluted weighted average shares outstanding	62,879,073	61,897,301	61,040,741